Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

18Leases

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Long term lease liabilities	2,645	1,580
Current lease liabilities	516	362
Total lease liabilities	3,161	1,942

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease liabilities maturity analysis

A maturity analysis of lease liabilities based on contractual undiscounted gross cash flow is reported below:

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Less than one year	668	425
Within 2 - 5 years	2,371	1,653
More than 5 years	895	262
Total lease liabilities (undiscounted)	3,934	2,340

18Leases (continued)

Total cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
Payment	2022	2021
	£ 000	£ 000
Right of use assets	484	240
Low value leases	—	—
Short term leases	190	49
Total cash outflow	674	289

A reconciliation of the lease creditors is shown below:

£000
As at January 1, 2021	1,021
Additions	1,084
Interest element of payments to finance lease creditors	(78)
Principal element of payments to finance lease creditors	(162)
Interest expense of leases	77
As at December 31, 2021	1,942
Additions	1,560
Interest element of payments to finance lease creditors	(142)
Principal element of payments to finance lease creditors	(342)
Interest expense of leases	143
As at December 31, 2022	3,161

Lease creditors relate to property in Bristol and Kemble, UK. During 2022, the Company entered into additional lease arrangements in both of these locations. The cost, depreciation charge and carrying value for the right-of-use asset is disclosed in note 12 Right of use assets. The interest expense on lease liabilities is disclosed in note 8 Finance costs.